Cash and cash equivalents	12 Months Ended
Dec. 31, 2020
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents
5.	Cash and cash equivalents
Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, which are unrestricted as to withdrawal or use. The following table sets forth a breakdown of cash and cash equivalents by currency denomination and jurisdiction as of December 31, 2019 and 2020.

	RMB equivalent (US$)	RMB		Total in RMB
	Overseas	China
		Non VIE	VIE
December 31, 2019	—	85,506	24,637,411	24,722,917
December 31, 2020	200,108,273	3,049,660	9,611,773	212,769,706